Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments
Financial instruments

19. Financial instruments

(a)   Financial assets and liabilities

The Company has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies. The carrying values of current monetary assets and liabilities approximate their fair values due to their relatively short periods to maturity. The royalty obligation and acquisition payable are carried at amortized cost.

The investment in Sensible Medical is carried at FVOCI and has a carrying value as at December 31, 2023 and 2022 of one dollar.

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;
•	Level 3 – Unobservable inputs in which little or no market activity exists, thereby requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

There were no financial assets or liabilities measured at fair value on the consolidated statement of financial position as at December 31, 2023.

The fair value hierarchy of the following financial assets and liabilities on the consolidated statement of financial position as at December 31, 2022 is as follows:

	Level 1	Level 2	Level 3
Financial liabilities
Current portion of royalty obligation	$-	$-	$179
Current portion of acquisition payable	-	-	677

Royalty obligation: During the year ended December 31, 2023, the royalty obligation on AGGRASTAT® sales concluded. As a result, there is no royalty obligation recorded on the consolidated statement of financial position as at December 31, 2023. During the year ended December 31, 2022, the royalty obligation required determining expected revenue from AGGRASTAT® sales and an appropriate discount rate and making assumptions about them. The value of the royalty obligation was $179 during the year ended December 31, 2022.

Acquisition payable: As at December 31, 2023, there was no acquisition payable liability recorded. As at December 31, 2022, there was an acquisition payable liability recorded of $677. The acquisition payable liability recorded in the prior year pertained to the ZYPITAMAG® acquisition as described in note 8. Determining the value of this liability required determining appropriate discount rates in addition to other assumptions made.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the years ended December 31, 2023, 2022 and 2021, there were no transfers between Level 1 and Level 2 fair value measurements.

(a) Risks arising from financial instruments and risk management

The Company's activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(i) Market risk

(a) Foreign exchange risk is the risk that the fair value or future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company is exposed to currency risks primarily due to its U.S. dollar denominated cash and cash equivalents, restricted cash, accounts receivable, other assets, accounts payable and accrued liabilities, income taxes payable, royalty obligation, acquisition payable, contingent consideration and lease obligation. The Company has not entered into any foreign exchange hedging contracts.

The Company is exposed to U.S. dollar currency risk through the following U.S. denominated financial assets and liabilities:

As at December 31 (Expressed in U.S. Dollars)	2023	2022
Cash and cash equivalents	$4,786	$3,592
Accounts receivable	3,567	4,079
Other assets	57	47
Accounts payable and accrued liabilities	(4,876)	(4,307)
Current portion of royalty obligation	-	(132)
Current portion of acquisition payable	-	(500)
Income taxes payable	(12)	(44)
Current portion of lease obligation	(101)	(92)
Lease obligation	(173)	(246)
	$3,248	$2,397

Based on the above net exposures as at December 31, 2023, assuming that all other variables remain constant, a 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar would result in a corresponding increase or decrease, respectively, on the Company's net profit (loss) of approximately $162 (2022 – $162).

The Company is also exposed to currency risk on the euro and had an accounts payable balance of €359 (2022 -€369) at December 31, 2023. Based on that exposure, as at December 31, 2023, assuming that all other variables remain constant, a 5% appreciation or deterioration of the Canadian dollar against the euro would result in an increase or decrease, respectively, of $26 (2022 - $27) on the Company’s net profit (loss).

(b) Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Based on the Company’s exposures as at December 31, 2023, as a result of the balance of cash and cash equivalents held by the Company, assuming that all other variables remain constant, a 1% appreciation or deterioration in interest rates would result in a corresponding decrease or increase, respectively on the Company's net profit (loss) of approximately $64 (2022 - $49).

(ii) Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure.

The Company limits its exposure to credit risk on cash by placing these financial instruments with high‑credit quality financial institutions.

The Company is subject to a concentration of credit risk related to its accounts receivable as 94% of the balance of amounts owing are from three customers. The Company has historically had low impairment in regards to its accounts receivable. As at December 31, 2023, none of the outstanding accounts receivable were outside of the normal payment terms. The Company did not record any write-offs during the year ended December 31, 2023 (2022 – $218; 2021 – $305). As at December 31, 2023 and 2022, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(iii) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities, and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations.

The majority of the Company’s accounts payable and accrued liabilities are due within the current operating period.

(c) Capital management

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to continue the business of the Company. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share and warrant issuances, granting of stock options, the issuance of debt or by undertaking other activities as deemed appropriate under the specific circumstance. The Board of Directors does not establish a quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to provide capital to pursue the development and commercialization of its products. In the management of capital, the Company includes cash, capital stock, stock options and contributed surplus. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares or new debt.

At the current stage of the Company's development, in order to maximize its current business activities, the Company does not pay out dividends. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

The Company’s overall strategy with respect to capital risk management remains unchanged for the year ended December 31, 2023.